Earnings per Share (Details) $ / shares in Units, $ in Thousands		3 Months Ended				12 Months Ended
	Mar. 13, 2019	Dec. 31, 2018 $ / shares	Sep. 30, 2018 $ / shares	Jun. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Earnings per Share
Stock conversion ratio	0.00757					0.00757
Potential common shares related to options under the employee incentive plan						80,873,293	24,524,698	22,554,740
Basic/Diluted EPS
Loss available to common stockholders | $						$ (210,977)	$ (242,162)	$ (263,930)
Weighted Average Number of Shares Outstanding, Basic and Diluted						273,883,342	217,472,870	216,848,866
Earnings Per Share, Basic and Diluted | $ / shares		$ (0.20)	$ (0.25)	$ (0.31)	$ (0.35)	$ (0.77)	$ (1.11)	$ (1.22)